Subsequent events	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events

32. Subsequent events

The Company has evaluated subsequent events from the balance sheet date through November 29, 2022, the date at which the consolidated financial statements were available to be issued and determined there were no additional items to be disclosed except for the transaction described below.

On September 1, 2022, the Company extended convertible debentures that were due to expire in October and November 2022 with an aggregate principal amount of US$1,250,000. The original convertible debentures had an annual interest rate of 10% per annum and a conversion price of US$8.90 per share.

In place of the expiring convertible debentures, the Company has issued a new convertible debenture with an aggregate principal amount of US$1,250,000 which expires on August 31, 2025, carries an annual interest rate of 7% per annum and is convertible into common shares of the Company at a conversion price of US$1.10 per share.

Each of the expiring convertible debentures and the replacement convertible debenture is beneficially held by a director of the Company. The participation of a director in the amendment of the convertible debentures constitutes a “related party transaction” as such term is defined by Multilateral Instrument 61-101 - Protection of Minority Security Holders in Special Transactions (“MI 61-101”). The Company is relying on an exemption from the formal valuation requirements and the minority shareholder approval requirements under MI 61-101 as the fair market value of the amendment of the convertible debentures does not exceed 25% of the market capitalization of the Company.

Subsequent to year end, the remaining $750,000 principal value of the Company’s 2020 Series convertible debt that was due to mature in November 2022 was either settled by offset against the Company’s promissory notes receivable or amended. Two of the three parties holding the convertible debt agreed to allow the Company to offset principal of $500,000 and interest of $91,781 due at maturity against the Company’s promissory notes receivable. The remaining $250,000 principal value convertible debt was amended to extend the maturity date to February 28, 2023, with all other terms remaining unchanged.

31. Subsequent events

The Company has evaluated subsequent events from the balance sheet date through November 26, 2021, the date at which the consolidated financial statements were available to be issued and determined there were no additional items to be disclosed.